SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)			12 Months Ended
	Jun. 21, 2024	Oct. 01, 2019	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2024 CNY (¥) shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash held in PRC			$ 9,820,440	$ 9,817,254		¥ 69,779,136	¥ 68,793,426
Bank Acceptance Notes Receivable			2,911,999	3,337,137
Lease, Practical expedients		true
Proceeds from Sale and Maturity of Marketable Securities				4,800,000
Value of Remaining Redemption Assets in the Fund				15,200,000
Fair value of fund			$ 994,895
Impairment loss on long-lived assets				$ 0
Impairment Long Lived Asset Held For Use Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag			true	true
Government grants			$ 281,288	$ 92,883	$ 66,177
Deferred government grants			$ 320,186	$ 213,112
Stock split ratio	0.2
Ordinary Shares, shares authorized | shares			5,030,000,000	100,000,000		5,030,000,000	100,000,000
Ordinary Shares, shares outstanding | shares			200,623,358	7,226,480		200,623,358	7,226,480
Ordinary Shares, shares issued | shares			200,623,358	7,226,480		200,623,358	7,226,480
Dilutive shares | shares			0	0	0